Trade receivables	6 Months Ended
Dec. 31, 2020
Trade receivables.
Trade receivables

19         Trade receivables

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Trade receivables	109,348	172,829	69,633
Less: provision for impairment of trade receivables	(12,108)	(13,150)	(2,734)
Net trade receivables	97,240	159,679	66,899
Less: non-current portion
Trade receivables	34,333	43,694	40,586
Current trade receivables	62,907	115,985	26,313

Net trade receivables include transfer fees receivable from other football clubs of £59,503,000 (30 June 2020: £57,726,000; 31 December 2019: £56,843,000) of which £34,333,000 (30 June 2020: £43,694,000; 31 December 2019: £40,586,000) is receivable after more than one year. Net trade receivables also include £28,529,000 (30 June 2020: £91,968,000; 31 December 2019: £4,255,000) of deferred revenue that is contractually payable to the Group, but recorded in advance of the earnings process, with corresponding amounts recorded as contract liabilities - deferred revenue.

The fair value of net trade receivables as at 31 December 2020 was £99,105,000 (30 June 2020: £161,797,000; 31 December 2019: £69,864,000) before discounting of cash flows.